7. STOCK OPTIONS AND WARRANTS: Defined Benefit Plan, Assumptions (Details)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2019
Details
Fair Value of Options, Risk-free Interest Rate	1.29%	1.25%
Fair Value of Options, Expected Life	5 years	5 years
Fair Value of Options, Expected Volatility	101.56%	175.27%
Fair Value of Options, Expected Dividend Yield	0.00%	0.00%